J.P. Morgan Mortgage Trust 2025-6 ABS-15G

Exhibit 99.16

JPM Loan ID	Seller Loan ID	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
304682177	###	Funded	2	1	2	1	Verified credit history - Middle Credit Score 762 > 660 Minimum Required.; Verified housing payment history - Credit report reflects one open mortgage satisfactorily rated 36 months.; Low LTV/CLTV/HCLTV - 45.95% LTV < 89.99% Max Allowed.;	TRID 0195 Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure - Missing valid COC for increase in Appraisal Fee from $950 to $1,300 on CD issued (date).

Missing reason for increase from $950 to $1150.
Appraisal increased from $1150 to $1300 due to travel fee of $150.
An additional $175 fee was added for final inpection. - The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate sent on (date): Appraisal Fee, Tax Related Service Fee. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v))., Client Comment: 05/05/2025 Restitution refund	APRV 0010 Underwriting Loan Approval is Deficient - Missing final loan approval / 1008 to match (aus) in file. Approval and 1008 in file reflects a qualifying DTI of 33.07%, which excludes the debt service on the departing residence. Review DTI 43.14% < 3% variance from the (aus) approved DTI of 44.83%. - 05/01/2025 Recd updated 1008, DTI 44.82% agrees with the (aus).

CRED 0104 Missing Letter of Explanation - Missing letter of explanation addressing the discrepancy between borrowers self-employment businesses start dates:

(entity) - Formation Date per SOS (date) / (year) (business tax return) reflects (date)
(entity) per SOS (date) / (year) (business tax return) reflects (date)

Lender inquired with the borrower, but review was unable to locate borrowers response in file.

 - 05/01/2025 Recd (tax preparer) letter confirming qualifying self-employment source elected to change entity classification. Change in classification explains formation date discrepancy.

CR 0014 Missing P&L - P&L's are signed by unknown 3rd party, (name). P&L was to be signed by the borrower. - 05/01/2025 Recd borrower singed P&L's.

CRED 0095 Missing or Incomplete 4506-T/4506-C - Personal tax returns were obtained for tax years (year) and (year), but the 4506C form only covers years (years). - 05/01/2025 Exception is cleared with the attached 4506-C forms for borrower individually and for self-employment businesses covering years (years).

CRED 0087 Tax Returns/Transcripts are Insufficient - (year) (business tax return) is not signed. 4506C for the borrowers businesses were not provided. - 05/01/2025 Recd (year) signed (business tax return).

CRED 0018 Gift Funds not Properly Verified - Closing condition required wire confirmation and donor statement showing withdrawal of gift finds. The wire notification is in file. Missing donor statement. - 05/01/2025 Agree, gift letter and incoming wire notification satisfies agency requirements.

COMP 0047 File Documentation is Incomplete - Missing letter from borrower confirming that the relocation from XXX to XXX will not impact self-employment business, (entity). - 05/01/2025 Attached business profile confirms self-employment is located in XXX. Review confirmed business tax returns also reflects XXX. Relocation from XXX to XXX would not be impacted since the business is already located in XXX.

CRED 0096 Missing proof of PITI payment on non-subject property - Missing confirmation that the borrowers departing residence, (address), does not have any HOA dues. - 05/01/2025 Finding is cleared with the attached screen print from (website) evidencing departing residence does not have any HOA dues.